Offerings - Offering: 1	Feb. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	24,250,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents 24,250,000 shares of common stock of NRG Energy, Inc., a Delaware corporation (the "Registrant") that may be sold by the selling stockholders named in the registration statement. The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of registration fees. The Registrant will pay "pay as you go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities based on the fee payment rate in effect on the date of such fee payment.